EQUITY (Schedule of Share Capital) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ILS (₪) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ILS (₪) shares
Number of Ordinary Shares
Authorized share capital | shares	500,000,000	500,000,000	250,000,000	250,000,000
Issued and paid-up share capital | shares	171,269,528	171,269,528	114,933,144	114,933,144
Issued and paid-up share capital | $	$ 4,691,734		$ 3,109,746
NIS [Member]
Number of Ordinary Shares
Authorized share capital | ₪		₪ 50,000,000		₪ 25,000,000
Issued and paid-up share capital | ₪		₪ 17,126,953		₪ 11,493,314